S-K 1603(a) SPAC Sponsor	Jul. 30, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Range Capital Acquisition Sponsor II, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, Range Capital Acquisition Sponsor II, LLC, is a Delaware
limited liability company
, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination